FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Jul. 31, 2024
FINANCIAL RISK MANAGEMENT
Disclosure of information about liquidity risk obligations at july, 31 2020
	Total	Within 1 year	1-5 years
Amounts payable and other liabilities	$303,693	$295,693	$8,000
Due to related parties	6,963	6,963	-
Lease liability	22,385	12,216	10,169
Total	$333,041	$314,872	$18,169

Disclosure of information about liquidity risk obligations at july 2021
	Total	Within 1 year	1-5 years
Amounts payable and other liabilities	$23,121	$23,121	$-
Due to related parties	17,029	17,029	-
Lease liability	32,753	9,851	22,902
Total	$72,903	$50,001	$22,902